CONSOLIDATED BALANCE SHEETS (Parenthetical) (VIE, USD $)	Dec. 31, 2012	Dec. 31, 2011
CURRENT LIABILITIES
Accounts payable of the VIE without recourse to the Company	$ 101,556	$ 2,243,711
Advance from customers of the VIE without recourse to the Company	55,948,713	15,378,465
Accrued expenses and other current liabilities of the VIE without recourse to the Company	24,908,418	11,825,417
Amounts due to related parties of the VIE without recourse to the Company	789,057	2,992,516
Deferred income of the VIE without recourse to the Company	$ 10,850,319	$ 2,569,655